January 15, 2010

Larry Spirgel, Assistant Director
U.S. Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

RE:           CHDT CORPORATION
AMENDMENT TO FORM 10-K FOR FISCAL
YEAR ENDED DECEMBER 31, 2008
FILE # 000-28831
BY EDGAR

Dear Sir:

In response to your letter of 29 December 2009, please be advised:

SEC COMMENT:  1. We note your response to our previous comment 2.  You should file an amended Form 10-K  that includes the corrected report from your independent public accountants.

CHDT CORPORATION RESPONSE:  Unless required otherwise, the requested amended Form 10K will be filed with the Commission on or before January 20, 2010.

Sincerely,

/S/ Stewart Wallach
Chief Executive Officer